SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

26. SUBSEQUENT EVENTS

        In April 2014, the Company entered into a supplemental acquisition agreement relating to Shanggu with Mr. Wu Jiang, the non-controlling shareholder of Shanggu. Pursuant to the supplemental agreement, (i) the put right of the seller (Note 2 (u)) to enforce the Company to acquire another 35% of the equity of Shanggu between 2014 and 2019 will be waived, (ii) Shanggu will pay dividends every half year according to the audited net profit after retaining operation cash of RMB10 million, and (iii) the Company reserves the right to acquire an additional 5% equity interest in Shanggu. The Group is currently in the process of evaluating the accounting implications of the above transactions.